Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			$ 39,739	$ 17,248
Deferred tax liabilities			(60,654)	(48,692)
Net deferred tax liabilities			(20,915)	(31,444)
Net deferred tax liabilities	$ (20,915)	$ (31,444)	(20,915)	(31,444)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	31,444	28,657
Deferred income tax expense through income statement	(12,456)	2,787
Deferred income tax expense through equity	1,927
Ending balance	$ 20,915	$ 31,444
Reclamation and closure cost obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			9,530	4,594
Carried forward tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			14,020	3,386
Accounts payable and accrued liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			7,731	5,642
Deductibility of resource taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			3,140	3,436
Lease obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			5,317
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			1	190
Mineral Properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(44,825)	(34,541)
Mining and foreign withholding taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(5,281)	(8,412)
Equipment and Building [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(3,621)	(4,413)
Convertible Debentures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(1,857)
Inflation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(4,939)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			$ (131)	$ (1,326)